Consolidated statements of cash flow - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss)		$ 38,606	$ 12,672	$ (28,379)
Adjustments to reconcile net income (loss) to cash flows provided by operating activities:
Income from equity interest in associates and joint ventures		(4,839)	(1,428)	(588)
Depreciation of property, plant and equipment		87,569	53,512	44,752
Amortization of intangible assets		1,749	838	717
Consumption of materials and retirement of property, plant and equipment and intangible assets		12,101	4,592	5,791
Charge on income tax		51,538	(3,969)	(1,425)
(Recovery) / Impairment of property, plant and equipment and intangible assets		(2,900)	(5,032)	34,943
Net increase in provisions		(3,422)	4,924	6,040
Exchange differences, interest and other	[1]	(28,611)	7,611	3,298
Share-based benefit plans		308	162	153
Accrued insurance		(417)	(206)
Result of companies' revaluation		(11,980)
Income on deconsolidation of subsidiaries				(1,528)
Changes in assets and liabilities:
Trade receivables		(25,912)	(8,073)	(16,079)
Other receivables		(9,873)	895	5,406
Inventories		951	(1,556)	1,396
Accounts payable		18,769	3,747	(1,103)
Taxes payables		2,615	2,550	(1,776)
Salaries and social security		1,904	1,065	784
Other liabilities		(1,178)	(717)	190
Decrease in provisions due to payment/use		(2,652)	(1,388)	(1,753)
Contract assets		(278)	(130)	73
Contract liabilities		2,179	2,661	(30)
Dividends received		583	328	420
Proceeds from collection of lost profit insurance		496		607
Income tax payments		(2,248)	(1,084)	(2,726)
Net cash flows from operating activities		125,058	71,974	49,183
Investing activities:
Acquisition of property, plant and equipment and intangible assets		(88,293)	(59,618)	(64,160)
Contributions and acquisitions of interests in associates and joint ventures		(280)	(891)	(448)
Proceeds from sales of financial assets		7,879	4,287	1,072
Interests received from financial assets		750	980	483
Payments from business combinations		(2,307)
Payments from acquisition of financial assets				(3,476)
Proceeds from collection of damaged property's insurance				355
Net cash flows used in investing activities		(82,251)	(55,242)	(66,174)
Financing activities:
Payment of loans		(55,734)	(36,346)	(73,286)
Payments of interest		(26,275)	(17,912)	(16,330)
Proceeds from loans		39,673	54,719	101,322
Repurchase of treasury shares		(120)	(100)	(50)
Dividends paid		(1,200)	(716)	(889)
Contributions of non-controlling interests				50
Net cash flows provided by financing activities		(43,656)	(355)	10,817
Translation differences provided by cash and cash equivalents		18,139	1,665	1,692
Reclassification of assets held for disposal			(61)
Deconsolidation of subsidiaries				(148)
Net increase (decrease) in cash and cash equivalents		17,290	17,981	(4,630)
Cash and cash equivalents at the beginning of year		28,738	10,757	15,387
Cash and cash equivalents at the end of year		46,028	28,738	10,757
Net increase (decrease) in cash and cash equivalents		$ 17,290	$ 17,981	$ (4,630)

[1]	Does not include exchange differences generated by cash and cash equivalents, which is exposed separately in the statement.